Restructuring Costs, Net	6 Months Ended
Jun. 30, 2013
Restructuring And Related Activities [Abstract]
Restructuring Costs, Net

NOTE 2 — RESTRUCTURING COSTS, NET

During the three and six months ended June 30, 2013 and 2012, Holdings incurred costs related to various cost reduction activities which are reported in the statements of comprehensive income (loss) in restructuring costs, net. The components of the restructuring costs, net are as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Severance	$1.2	$0.4	$1.4	$0.8
Impairment of property, plant and equipment	0.8	2.0	0.8	2.0
Manufacturing and distribution footprint optimization	0.1	—	0.2	—
Curtailment and settlement (gains) losses	(0.3)	1.4	(0.3)	1.4
Gain on sale of land and building	—	—	—	(0.4)

	$1.8	$3.8	$2.1	$3.8

During the three and six months ended June 30, 2013, Holdings recorded severance of $0.9 million and $1.1 million, respectively, related to involuntary terminations of employees as part of cost reduction actions and business realignment within our filtration and fuel delivery systems businesses and $0.1 million and $0.1 million, respectively, for lease termination and asset retirement obligation costs associated with distribution footprint optimization of the filtration business.

During the six months ended June 30, 2013, Holdings approved and announced a plan to close the manufacturing operations of one of its Chinese subsidiaries and relocate the manufacturing into one of its existing U.S. facilities. The plan includes workforce reductions, facility closures and operations consolidation. The plan will impact 61 employees in China, the majority of which were terminated as of June 30, 2013. The manufacturing facility was leased and was returned to the landlord in July 2013. The majority of the equipment was relocated to existing U.S. facilities. During the three and six months ended June 30, 2013, Holdings recorded an impairment charge of $0.5 million to write down certain equipment to estimated net realizable value, severance costs of $0.3 million and other closing costs of $0.1 million.

During the three and six months ended June 30, 2012, Holdings recorded severance of $0.4 million and $0.8 million, respectively, related to involuntary terminations of employees as part of other cost reduction actions and business realignment. During the six months ended June 30, 2012, Holdings recognized a gain of $0.4 million on the sale of a previously idled manufacturing facility.

During the three months ended June 30, 2012, Holdings approved and announced a plan to close and relocate excess foundry manufacturing capacity at its Mexican operation to China and consolidate the Mexican distribution operations with Autoparts Holdings Limited (“Autoparts Holdings”), an affiliate of Holdings and Rank Group Limited (“Rank Group”) and ultimately owned by Holdings’ strategic owner, Mr. Graeme Hart. The plan includes workforce reductions, facility closures and operations consolidation.

During the three months ended June 30, 2012, Holdings recorded an impairment charge of $2.0 million to write down land, building and equipment to estimated net realizable value and pension curtailment and settlement losses of $1.4 million related to headcount reductions. The recognition of a curtailment gain related to the pension plan was delayed until the affected employees were terminated.

At the end of June 2013, the manufacturing operations were closed and the affected employees terminated. During the three and six months ended June 30, 2013, Holdings recorded an additional impairment charge of $0.3 million to write down land, building and equipment to estimated net realizable value, and a curtailment gain of $0.3 million, which had been deferred until the affected employees were terminated, was recognized.

The following table summarizes the activity in accrued restructuring reserves, including pension curtailments and settlements, during the six months ended June 30, 2013 and 2012 (in millions):

	Severance Costs	Asset Impairments	Pension Curtailment and Settlements	Other	Total
Balance at December 31, 2012	$1.3	$—	$0.9	$—	$2.2
Charges	1.4	0.8	(0.3)	0.2	2.1
Usage	(1.2)	(0.8)	(0.5)	(0.2)	(2.7)

Balance at June 30, 2013	$1.5	$—	$0.1	$—	$1.6

Balance at December 31, 2011	$0.7	$—	$—	$—	$0.7
Charges	0.8	2.0	1.4	(0.4)	3.8
Usage	(0.9)	—	(0.3)	0.4	(0.8)

Balance at June 30, 2012	$0.6	$2.0	$1.1	$—	$3.7

The severance, pension curtailment and settlements and other restructuring related accruals are included in the interim unaudited condensed consolidated balance sheets in accrued expenses and other current liabilities.